Earnings per share ("EPS")	12 Months Ended
Mar. 31, 2023
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Earnings per share ("EPS")
41.	Earnings per share (“EPS”)

41A.	Accounting policy
Basic earnings per share has been computed by dividing net income by the weighted average number of shares outstanding during the year. Partly paid up shares are included as fully paid equivalents according to the fraction paid up. Diluted earnings per share has been computed using the weighted average number of shares and dilutive potential shares, except where the result would be anti-dilutive.

	Net income attributable to shareholders of Tata Motors Limited (In millions)		Weighted average shares (Nos.)	Earnings per share
For the year ended March 31, 2023:
Ordinary Shares
Basic net earnings/(loss) per share	Rs.	22,031.5	3,321,146,115	Rs.	6.6
	US$	268.1		US$	0.1
Effect of shares kept in abeyance	Rs.	—	492,559	Rs.	—
	US$	—		US$	—
Adjustment for Dilutive Shares related to ESOP/PSP	Rs.	—	1,282,388	Rs.	—
	US$	—		US$	—
Diluted earnings/(loss) per share	Rs.	22,031.5	3,322,921,062	Rs.	6.6
	US$	268.1		US$	0.1
‘A’ Ordinary Shares
Basic net earnings/(loss) per share	Rs.	3,373.3	508,502,896	Rs.	6.6
	US$	41.1		US$	0.1
Effect of shares kept in abeyance	Rs.	—	233,214	Rs.	—
	US$	—		US$	—
Diluted earnings/(loss) per share	Rs.	3,373.3	508,736,110	Rs.	6.6
	US$	41.1		US$	0.1
For the year ended March 31, 2022:
Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(98,599.3)	3,320,402,491	Rs.	(29.7)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
Diluted earnings/(loss) per share	Rs.	(98,599.3)	3,320,402,491	Rs.	(29.7)
‘A’ Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(15,100.0)	508,502,896	Rs.	(29.7)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
Diluted earnings/(loss) per share	Rs.	(15,100.0)	508,502,896	Rs.	(29.7)
For the year ended March 31, 2021:
Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(122,748.1)	3,128,268,742	Rs.	(39.2)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
Diluted earnings/(loss) per share	Rs.	(122,748.1)	3,128,268,742	Rs.	(39.2)
‘A’ Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(19,952.8)	508,502,896	Rs.	(39.2)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
Diluted earnings/(loss) per share	Rs.	(19,952.8)	508,502,896	Rs.	(39.2)
‘A’ Ordinary shareholders are entitled to receive dividend at 5 percentage points more than the aggregate rate of dividend determined by Tata Motors Limited on Ordinary shares for the financial year.

#	Since there is a loss for the year ended March 31, 2022 and 2021 potential equity shares are not considered as dilutive and hence Diluted EPS is same as Basic EPS.